Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Intermediate Treasury Bond Index Fund/Institutional, Institutional Premium
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index, a market value-weighted index of investment-grade fixed-rate public obligations of the U.S Treasury with maturities between five and ten years.
  Normally maintaining a dollar-weighted average maturity between three and 10 years.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index using a smaller number of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Investor Class shares from year to year and compares the performance of Investor Class shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Investor Class.

Performance history will be available for Institutional Class and Institutional Premium Class after Institutional Class and Institutional Premium Class have been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of Investor Class shares from year to year and compares the performance of Investor Class shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns* Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.65%	December 31, 2008
Lowest Quarter Return	-4.81%	December 31, 2016
Year-to-Date Return	2.20%	June 30, 2017

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	* The returns shown above are for Investor Class, which is not offered through this prospectus. Institutional Class and Institutional Premium Class would have substantially similar annual returns to Investor Class because the classes are invested in the same portfolio of securities. Institutional Class's and Institutional Premium Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

* The returns shown above are for Investor Class, which is not offered through this prospectus. Institutional Class and Institutional Premium Class would have substantially similar annual returns to Investor Class because the classes are invested in the same portfolio of securities. Institutional Class's and Institutional Premium Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.

NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.04%
1 year	rr_ExpenseExampleYear01	$ 4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	$ 51
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.03%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 3
3 Years	rr_ExpenseExampleNoRedemptionYear03	10
5 Years	rr_ExpenseExampleNoRedemptionYear05	17
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 39
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | Fidelity Intermediate Treasury Bond Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	10.09%
2008	rr_AnnualReturn2008	16.37%
2009	rr_AnnualReturn2009	(5.03%)
2010	rr_AnnualReturn2010	8.47%
2011	rr_AnnualReturn2011	12.92%
2012	rr_AnnualReturn2012	3.32%
2013	rr_AnnualReturn2013	(4.79%)
2014	rr_AnnualReturn2014	6.31%
2015	rr_AnnualReturn2015	1.57%
2016	rr_AnnualReturn2016	0.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.81%)
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | Return Before Taxes | Fidelity Intermediate Treasury Bond Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Intermediate Treasury Bond Index Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	0.87%
Past 5 years	rr_AverageAnnualReturnYear05	1.39%
Past 10 years	rr_AverageAnnualReturnYear10	4.79%
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | After Taxes on Distributions | Fidelity Intermediate Treasury Bond Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Intermediate Treasury Bond Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(0.20%)
Past 5 years	rr_AverageAnnualReturnYear05	0.36%
Past 10 years	rr_AverageAnnualReturnYear10	3.52%
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Intermediate Treasury Bond Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Intermediate Treasury Bond Index Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.75%
Past 5 years	rr_AverageAnnualReturnYear05	0.77%
Past 10 years	rr_AverageAnnualReturnYear10	3.40%
NF_Fidelity Treasury Bond Index Funds_Institutional, Institutional Premium Combo Pro-01 | Fidelity® Intermediate Treasury Bond Index Fund | Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.18%
Past 5 years	rr_AverageAnnualReturnYear05	1.61%
Past 10 years	rr_AverageAnnualReturnYear10	5.03%

[1]	Based on estimated amounts for the current fiscal year.